Document and Entity Information	Jan. 12, 2024
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001973266
Document Type	8-K
Document Period End Date	Jan. 12, 2024
Entity Registrant Name	TKO Group Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41797
Entity Tax Identification Number	92-3569035
Entity Address, Address Line One	200 Fifth Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10010
City Area Code	(646)
Local Phone Number	558-8333
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.00001 per share
Trading Symbol	TKO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false